NET INCOME PER SHARE (Tables)	12 Months Ended
Oct. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the numerator and denominator of the basic and diluted net income per share computations.

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Numerator:
Net income	$165	$102	$335
Denominator:
Basic weighted-average shares	187	180	170
Potential common shares— stock options and other employee stock plans	4	2	2
Diluted weighted-average shares	191	182	172